Fair Value Measurements (Valuation Techniques) (Details) - Discount Rate [Member] - Fair Value, Measurements, Recurring - Fair Value, Inputs, Level 3 [Member]	12 Months Ended
Dec. 31, 2015
Contingent Payments
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage	18.50%
Available-for-sale Securities [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques, Unobservable Inputs, Rate, Percentage	10.00%